QUARTERLY FINANCIAL DATA (unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information
Schedule for quarterly financial data

	Three Months Ended
	March 31	June 30	September 30	December 31
	(In thousands except per share data)
2016
Net (loss)	$(161)	$(174)	$(266)	$(2,405)
Basic and diluted net loss per share	(0.01)	(0.01)	(0.01)	(0.11)
2015
Net (loss)	$(251)	$(291)	$(268)	$(406)
Basic and diluted net (loss) per share	(0.01)	(0.01)	(0.01)	(0.02)